SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in fair value	$ 1,608,474	$ 13,980,711
Fair Value, Inputs, Level 3 [Member]
Balance at beginning	2,138,091
Change in fair value	(1,608,474)
Extinguishment of derivative liabilities	(529,617)
Balance at end		$ 2,138,091